CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 177	$ 272	$ 76
Adjustments to reconcile net income to net cash and restricted cash provided by operating activities:
Amortization expense of intangibles	20	19	14
Depreciation expense	60	43	18
Bad debt expense	4	1
Allowance for losses on originated loans	35	20	2
Allowance for impairment on acquired loans	5
Impairment on vacation ownership inventory	5
Loss on disposal of investment in subsidiary	5
Accretion of mortgages receivable	5	2
Non-cash compensation expense	22	18	13
Deferred income taxes	(24)	11	3
Equity in earnings from unconsolidated entities	(4)	(5)	(4)
Distributions from investments in unconsolidated entities	5	2
Gain on bargain purchase of Vistana acquisition	(2)	(163)
Changes in operating assets and liabilities:
Accounts receivable	(8)	(11)	(3)
Vacation ownership mortgages receivable (originations)	(345)	(203)	1
Vacation ownership mortgages receivable (collections)	279	167
Vacation ownership inventory (additions)	(231)	(180)	7
Vacation ownership inventory (disposals)	81	86
Prepaid expenses and other current assets	(26)	3	3
Prepaid income taxes and income taxes payable	(4)	(43)	10
Accounts payable and other current liabilities	12	32	2
Other long term liabilities	53	4
Deferred income	72	(66)	(8)
Other, net	9	(1)	6
Net cash and restricted cash provided by operating activities	205	8	140
Cash flows from investing activities:
Capital expenditures	(119)	(95)	(20)
Acquisitions of assets		(22)
Investments in unconsolidated entities		(5)
Other, net	4	(5)	(1)
Net cash used in investing activities	(115)	(127)	(21)
Cash flows from financing activities:
Proceeds from issuance of senior notes			350
Borrowings on revolving credit facility, net	(20)	165	(413)
Payments of debt issuance costs	(3)	(7)	(7)
Proceeds from securitized debt	325	375
Payments on securitized debt	(178)	(93)
Purchases of treasury stock	(28)	(101)
Dividend payments to stockholders	(74)	(52)	(28)
Dividend payments to noncontrolling interest	(3)	(2)	(3)
Payment to former Vistana owner for subsidiary financing obligation		(24)
Withholding taxes on vesting of restricted stock units and restricted stock	(7)	(2)	(4)
Excess tax benefits from stock-based awards			2
Net cash and restricted cash provided by (used in) financing activities	12	259	(103)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	6	(5)	(7)
Net increase in cash, cash equivalents and restricted cash	108	135	9
Cash, cash equivalents and restricted cash at beginning of year	244	109	100
Cash, cash equivalents and restricted cash at end of year	$ 352	$ 244	$ 109